INVESTMENTS IN JOINT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Schedule of Interests in Joint Operations
The partnership’s interests in the following properties are subject to joint control and, accordingly, the partnership has recorded its share of the assets, liabilities, revenues, and expenses of the properties in these consolidated financial statements:

		Place of incorporation and principal place of business	Ownership
Name of property	Principal activity		Dec. 31, 2023	Dec. 31, 2022
Brookfield Place - Retail & Parking	Property	Toronto	41%	56%
Brookfield Place - Office	Property	Toronto	82%	100%
Exchange Tower	Property	Toronto	50%	50%
First Canadian Place(1)	Property	Toronto	25%	25%
2 Queen Street East	Property	Toronto	25%	25%
Bay Adelaide East & West	Property	Toronto	38%	50%
Bankers Hall	Property	Calgary	50%	50%
Bankers Court	Property	Calgary	50%	50%
Suncor Energy Centre	Property	Calgary	50%	50%
Fifth Avenue Place	Property	Calgary	50%	50%
1 The Esplanade	Property	Perth	25%	25%
9 The Esplanade	Development property	Perth	50%	100%
111 Bourke Street	Property	Melbourne	50%	50%
240 Queen Street	Property	Brisbane	50%	50%
388 George Street	Property	Sydney	50%	50%
Shopping Patio Higienópolis	Property	São Paulo	25%	25%
Shopping Patio Higienópolis - Expansion	Property	São Paulo	32%	32%
Shopping Patio Higienópolis - Co-Invest	Property	São Paulo	5%	5%
Shopping Patio Higienópolis Expansion - Co-Invest	Property	São Paulo	6%	6%
G2-Infospace Gurgaon	Property	NCR-Delhi Region	72%	72%
(1)First Canadian Place in Toronto is subject to a ground lease with respect to 50% of the land on which the property is situated. At the expiry of the ground lease, the other land owner will have the option to acquire, for a nominal amount, an undivided 50% beneficial interest in the property.